VOYA EQUITY TRUST

Voya Multi-Manager Mid Cap Value Fund

(“Fund”)

Supplement dated March 29, 2018

to the Fund’s Class I Prospectus dated September 29, 2017,

and Class P3 Prospectus dated February 9, 2018

(each a “Prospectus” and collectively the “Prospectuses”).

Effective March 31, 2018, Gregory J. Garabedian will be added as a portfolio manager for Wellington Management Company LLP. Effective December 31, 2018, James N. Mordy will retire as portfolio manager of the Fund, and Mr. Garabedian will assume lead portfolio management responsibilities.

Effective March 31, 2018, the Fund’s Prospectuses are revised as follows:

1.	The sub-section entitled “Portfolio Management – Sub-Adviser: Wellington Management Company LLP – Portfolio Manager” of the Fund’s Prospectuses, is deleted and replaced with the following:

Portfolio Managers

James N. Mordy	Gregory J. Garabedian
Portfolio Manager (since 09/11)	Portfolio Manager (since 03/18)

EFFECTIVE DECEMBER 31, 2018

Portfolio Manager

Gregory J. Garabedian

Portfolio Manager (since 03/18)

2.	The following paragraphs replace the second and third paragraphs of the sub-section entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Multi-Manager Mid Cap Value Fund – Wellington Management Company LLP” of the Fund’s Prospectuses:

The following individuals are responsible for the day-to-day management of Voya Multi-Manager Mid Cap Value Fund’s assets allocated to Wellington Management.

Gregory J. Garabedian, Managing Director and Equity Portfolio Manager, joined Wellington Management as an investment professional in 2006.

James N. Mordy, Senior Managing Director and, Equity Portfolio Manager, joined Wellington Management Group LLP as an investment professional in 1985. Mr. Mordy has announced his plan to retire and withdraw from the partnership of Wellington Management Group LLP, the ultimate holding company of Wellington Management Company LLP, the sub-adviser to the Fund, as of December 31, 2018. Accordingly, Mr. Mordy will no longer serve as a portfolio manager of the Fund as of December 31, 2018. Mr. Garabedian will continue to serve as portfolio manager of the Fund. Mr. Mordy’s portfolio manager responsibilities are expected to transition gradually to Mr. Garabedian during the period prior to his retirement.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA EQUITY TRUST

Voya Multi-Manger Mid Cap Value Fund

(“Fund”)

Supplement dated March 29, 2018

to the Fund’s Class I Statement of Additional Information dated September 29, 2017,

and Class P3 Statement of Additional Information dated February 9, 2018

(each a “SAI” and collectively the “SAIs”).

Effective March 31, 2018, Gregory J. Garabedian will be added as a portfolio manager for Wellington Management Company LLP. Effective December 31, 2018, James N. Mordy will retire as portfolio manager of the Fund, and Mr. Garabedian will assume lead portfolio management responsibilities.

Effective March 31, 2018, the Fund’s SAIs are revised as follows:

1.	The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Sub-Adviser – Portfolio Management – Voya Multi-Manager Mid Cap Value Fund – Wellington Management” in the Fund’s SAIs are hereby revised to include the following:

Wellington Management

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Gregory J. Garabedian[1]	1	$8.9 million	0	$0	0	$0

1 Information is as of December 31, 2017.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Gregory J. Garabedian[1]	None

1 Information is as of December 31, 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE